Other Current Assets	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Other Current Assets	Note 8 - Other Current Assets
	As of December 31,
	2023	2022
	USD thousands

Government authorities	171	146
Prepaid expenses and other receivables	205	997
Total other current assets	376	1,143